BUSINESS AND ORGANIZATION (FY) (Details)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 11, 2017 shares	Dec. 31, 2015 $ / shares shares	Jun. 24, 2015 $ / shares shares	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) Property $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Property $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) properties $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 $ / shares shares	Jan. 14, 2019 $ / shares	Jan. 13, 2019 $ / shares	Jan. 11, 2019 $ / shares	Jan. 19, 2018 $ / shares	Jan. 18, 2018 $ / shares	Jul. 15, 2015 USD ($) shares
Business And Organization [Line Items]
Issued common stock					450,000,000		450,000,000		450,000,000
Common Stock ( In USD Per Share) | $ / shares									$ 0.001
Preferred Stock, Shares Authorized (In Shares)					50,000,000		50,000,000		50,000,000	50,000,000
Preferred Stock (In USD Per Share) | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Issuance of common stock | $					$ 13,848,287	$ 12,879,345	$ 30,005,491	$ 27,220,462	$ 50,101,989	$ 66,204,898
Number of real estate properties					24		24		24
Net Asset Value (in USD per share) | $ / shares													$ 10.16
Minimum
Business And Organization [Line Items]
Net Asset Value (in USD per share) | $ / shares																$ 10.05
Tenant-in-common | Real Estate Investment
Business And Organization [Line Items]
Ownership (as a percent)					72.70%		72.70%		72.70%
Affiliated REIT | Real Estate Investment
Business And Organization [Line Items]
Ownership (as a percent)					4.80%		4.80%		4.80%
Operating Partnership [Member]
Business And Organization [Line Items]
Ownership Interest (as a percent)							99.00%		99.00%
Ownership Interest ( as a percent)							1.00%		1.00%
Common Class S
Business And Organization [Line Items]
Issued common stock					100,000,000		100,000,000
Common Stock, Shares Authorized (In Shares)	100,000,000				100,000,000		100,000,000		100,000,000	100,000,000								10,000,000
Common Stock ( In USD Per Share) | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Issuance of common stock (in shares)	100,000,000								17,588
Net Asset Value (in USD per share) | $ / shares													10.16			$ 10.05	$ 10.16
Common Class C
Business And Organization [Line Items]
Issued common stock					300,000,000		300,000,000
Common Stock, Shares Authorized (In Shares)					300,000,000		300,000,000		300,000,000	200,000,000
Common Stock ( In USD Per Share) | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Class C | Minimum
Business And Organization [Line Items]
Issuance of common stock (in shares)							500				500
Sponsor
Business And Organization [Line Items]
Issuance of common stock (in shares)		10,000	10,000
Shares Issued ( in USD per share) | $ / shares		$ 10.00	$ 10.00									$ 10.00
Sponsor | Common Class C
Business And Organization [Line Items]
Issuance of common stock (in shares)							10,740		10,740			20,000
IPO
Business And Organization [Line Items]
Common Stock Subscriptions | $																		$ 90,000,000
DRP Offering
Business And Organization [Line Items]
Common Stock Subscriptions | $																		$ 10,000,000
DRP Offering | Common Class S
Business And Organization [Line Items]
Issuance of common stock (in shares)							1,154		167
Issuance of common stock | $							$ 1,689,029		$ 176,604
DRP Offering | Common Class C
Business And Organization [Line Items]
Issuance of common stock (in shares)							16,834,959		14,027,968
Issuance of common stock | $							$ 169,200,530		$ 140,507,461
DRP Offering | Distribution Reinvestment Plan | Common Class C
Business And Organization [Line Items]
Issuance of common stock (in shares)							1,263,675		903,901
Subsequent Event | Common Class S
Business And Organization [Line Items]
Net Asset Value (in USD per share) | $ / shares													$ 10.16	$ 10.05	$ 10.16
Subsequent Event | Common Class C
Business And Organization [Line Items]
Issuance of common stock (in shares)				17,264,957
Issuance of common stock | $				$ 173,569,307
Retail
Business And Organization [Line Items]
Number of real estate properties					9		9		10
Office
Business And Organization [Line Items]
Number of real estate properties					10		10		9
Industrial Property
Business And Organization [Line Items]
Number of real estate properties					5		5		5
Land
Business And Organization [Line Items]
Number of real estate properties					1		1		1